Schedule of contractual maturities of lease liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Total	₨ 390,321	₨ 312,500
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	117,496	79,221
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	258,689	200,579
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₨ 14,136	₨ 32,700